Intangible Assets - Amortization expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021	$ 3,320	$ 3,586
2022	2,360	2,665
2023	1,760	1,692
2024	1,460	1,522
2025		1,481
Net Book Value	$ 9,917	$ 10,946	$ 12,721